Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Proposed IPO

On October 9, 2017, the Company entered into an engagement agreement (the “Agreement”) with an underwriter to serve as (i) the exclusive placement agent and investment banker for the Company in connection with an offer and placement, on a best effort basis, (the “Private Placement”) of approximately $2 - $3 million of equity securities of the Company (the “Securities”) and, following the closing of the Private placement, as (ii) the sole book-runner for the underwriting of an initial public offering on a firm commitment basis (the “Public Offering”) of the common stock by the Company. The term of the Agreement in connection with the Private Placement is 12 months from the engagement date. The Company shall pay the placement agent an advance of $10,000 upon execution of this Agreement and a cash placement fee equal to 8% of the aggregate purchase price paid by each purchaser of the securities that are placed in the Private Placement. As additional compensation, the Company shall issue to the placement agent or its designee warrants to purchase the number of shares of common stock of the Company equal to 5% of the aggregate number of shares placed in the Private Placement, plus any shares underlying any convertible securities placed in the Private Placement to such purchasers. The Placement Agent’s warrants shall have the same terms, including exercise price and registration rights, as the warrants issued to investors in the Private Placement. If no warrants are issued to investors, the Placement Agent’s warrants shall have an exercise price equal to 110% of the price at which shares are issued to investors or, if no shares are issued, an exercise price equal to the per share price paid by investors in the Company’s most recent equity investment round, an exercise period of five years and registration rights for the shares underlying the Placement Agent’s warrants equivalent to those granted with respect to the securities.

The term of the Agreement in connection with the Public Offering is the earlier of the consummation of the Public Offering or 12 months from the date of Private Placement closing. The Public Offering is expected to consist of the sale of approximately $15 million worth of common stock. The placement agent will act as sole underwriter of the Public Offering, subject to, among other matters referred to herein and additional customary conditions, completion of placement agent’s due diligence examination of the Company and its affiliates, and the execution of a definitive underwriting agreement between the Company and the placement agent in connection with the Public Offering. The Agreement will provide that the Company will grant to the placement agent an option, exercisable within 45 days after the closing of the Public Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the Company in the Public Offering, solely for the purpose of covering over-allotments. The Company will pay the placement agent an underwriting discount or spread of 7.0% of the public offering price. The placement agent will also be entitled to a non-accountable expense allowance equal to 1% of the public offering price. As additional compensation for the placement agent’s services, the Company shall issue to the placement agent or its designees at the closing underwriter’s warrants to purchase that number of shares of common stock equal to 5% of the aggregate number of shares sold in the Public Offering plus the number shares underlying any warrants sold in the Public Offering. The underwriter’s warrants will be exercisable at any time and from time to time, in whole or in part, during the four-year period commencing one year from the effective date of the Public Offering, at a price per share equal to 125.0% of the public offering price per share of common stock at the Public Offering. There is no assurance that the Company will be successful in its efforts to complete its proposed Private Placement or Public Offering.

Lease Commitments

The Company paid rent to business suites for maintaining its corporate office address in Nevada and California.

On January 3, 2017, the Company executed a non-cancellable operating lease for its principal office with the lease commencing February 1, 2017 for a five (5) year term. The Company paid a security deposit of $29,297 on January 3, 2017 upon execution of the lease. The lease required the Company to pay its proportionate share of direct costs estimated to be 22.54% of the total property, a fixed monthly direct cost of $6,201 for each month during the term of the lease, and monthly rental pursuant to the lease terms.

Future minimum lease commitments of the Company are as follows:

For the years ending December 31,		Amount
2018	(remaining)	$84,718
2019		174,872
2020		180,993
2021		187,327
2022		15,655
Total		$643,565

The Company recorded rent expense of $82,721 and $122,835 for the six months ended June 30, 2018 and 2017, respectively.

Employment Agreements with Officers

On January 3, 2017, the Company entered into an employment agreement with its co-founder, President/Chief Executive Officer (“Officer”) for a five-year term. The Officer received a sign-on-bonus of $50,000 and is entitled to an annual base salary of $350,000 to increase by 10% each year commencing on January 1, 2018. The Officer was also granted a stock option to purchase 125,000 shares of the Company’s common stock at an exercise price of $10.00 per share.

On January 3, 2017, the Company entered into an employment agreement with its co-founder and Vice-President of Design and Development (“Vice-President”) for a five-year term. Under the terms of this agreement, the Vice-President received a “sign-on-bonus” of $35,000 and is entitled to an annual base salary of $250,000 beginning on December 1, 2016 to increase by 10% each year commencing on January 1, 2018.

On January 3, 2017, the Company entered into an employment agreement with its Chief Operating Officer and Secretary for a three-year term. Under the terms of this agreement, the Officer is entitled to an annual base salary of $180,000 beginning on January 1, 2017 to increase by 10% each year commencing on January 1, 2018.

On January 3, 2017, the Company entered into an employment agreement with its Chief Financial Officer for a three-year term. Under the terms of this agreement, the Officer is entitled to an annual base salary of $250,000 beginning on January 1, 2017 to increase by 10% each year commencing on January 1, 2018.

The employment agreements also entitles the Officers to receive, among other benefits, the following compensation: (i) eligibility to receive an annual cash bonus at the sole discretion of the Board and as determined by the Compensation Committee commensurate with the policies and practices applicable to other senior executive officers of the Company; (ii) an opportunity to participate in any stock option, performance share, performance unit or other equity based long-term incentive compensation plan commensurate with the terms and conditions applicable to other senior executive officers and (iii) participation in welfare benefit plans, practices, policies and programs provided by the Company (including, without limitation, medical, prescription, dental, disability, employee life, group life, accidental death and travel accident insurance plans and programs) to the extent available to the Company’s other senior executive officers.

Litigation Costs and Contingencies

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm business. Other than as set forth below, management is currently not aware of any such legal proceedings or claims that could have, individually or in the aggregate, a material adverse effect on our business, financial condition, or operating results.

On August 16, 2016, Edwin Minassian filed a complaint against the Company and Michael Panosian, our Chief Executive Officer, in the Superior Court of California, County of Los Angeles. The complaint alleges breach of oral contracts to pay Mr. Minassian for consulting and finder’s fees, and to hire him as an employee. The complaint further alleges, among other things, fraud and misrepresentation relating to the alleged tender of $100,000 to the Company in exchange for “a 2% stake in ToughBuilt” of which only $20,000 was delivered. The complaint seeks unspecified monetary damages, declaratory relief concerning the plaintiff’s contention that he has an unresolved 9% ownership stake in ToughBuilt and other relief according to proof.

On April 12, 2018, the Court entered judgments against the Company and Mr. Panosian in the amounts of $7,080 and $235,542, plus awarding Mr. Minassian a 7% ownership interest in the Company (the “Judgments”).  Mr. Minassian served notice of entry of the judgments on April 17, 2018 and the Company and Mr. Panosian received notice of the entry of the default judgments on April 19, 2018.

On April 25, 2018, the Company and Mr. Panosian filed a motion to have the April 12, 2018 default judgment on Plaintiff’s Complaint, the February 13, 2018 defaults, and April 14, 2017 Order for terminating sanctions striking Defendants’ Answer set aside on the basis of their former attorney’s declaration that his negligence resulted in the default judgment, default, and terminating sanctions being entered against the Company and Mr. Panosian.  The motion was denied On August 29, 2018 as a result of court hearing On August 3, 2018.  Although the Company and Mr. Panosian are still considering whether to appeal the Judgments, on September 13, 2018, the Company and Mr. Panosian has satisfied the Judgments by payment of $252,924.69 (which includes $10,303.48 post judgment interest) to Mr. Minassian and by issuing him shares reflecting a 7% ownership stake in the Company. The Company has recorded the litigation expense of $1,192,488 and accrued the liability in the accompanying financial statements as of June 30, 2018.

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received. If a loss is considered probable and the amount can be reasonable estimated, the Company recognizes an expense for the estimated loss.

Other Compliance Matters

As of June 30, 2018, the Company was delinquent in its federal and state payroll tax payments in the aggregate amount of approximately $727,000. The Company is current with its payroll tax obligations for the payroll periods starting July 1, 2018 and has remitted $145,493 to the tax authorities for its current and past due payroll tax obligations since July 1, 2018. The Company is currently negotiating a payment plan with the tax authorities to remit the remaining balance of payroll taxes of $667,378 as of September 14, 2018.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Proposed IPO

On October 9, 2017, the Company entered into an engagement agreement (the “Agreement”) with an underwriter to serve as (i) the exclusive placement agent and investment banker for the Company in connection with an offer and placement, on a best effort basis, (the “Private Placement”) of approximately $2 - $3 million of equity securities of the Company (the “Securities”) and, following the closing of the Private placement, as (ii) the sole book-runner for the underwriting of an initial public offering on a firm commitment basis (the “Public Offering”) of the common stock by the Company. The term of the Agreement in connection with the Private Placement is 12 months from the engagement date. The Company shall pay the placement agent an advance of $10,000 upon execution of this Agreement and a cash placement fee equal to 8% of the aggregate purchase price paid by each purchaser of the securities that are placed in the Private Placement. As additional compensation, the Company shall issue to the placement agent or its designee warrants to purchase the number of shares of common stock of the Company equal to 5% of the aggregate number of shares placed in the Private Placement, plus any shares underlying any convertible securities placed in the Private Placement to such purchasers. The Placement Agent’s warrants shall have the same terms, including exercise price and registration rights, as the warrants issued to investors in the Private Placement. If no warrants are issued to investors, the Placement Agent’s warrants shall have an exercise price equal to 110% of the price at which shares are issued to investors or, if no shares are issued, an exercise price equal to the per share price paid by investors in the Company’s most recent equity investment round, an exercise period of five years and registration rights for the shares underlying the Placement Agent’s warrants equivalent to those granted with respect to the securities.

The term of the Agreement in connection with the Public Offering is the earlier of the consummation of the Public Offering or 12 months from the date of Private Placement closing. The Public Offering is expected to consist of the sale of approximately $15 million worth of common stock. The placement agent will act as sole underwriter of the Public Offering, subject to, among other matters referred to herein and additional customary conditions, completion of placement agent’s due diligence examination of the Company and its affiliates, and the execution of a definitive underwriting agreement between the Company and the placement agent in connection with the Public Offering. The Agreement will provide that the Company will grant to the placement agent an option, exercisable within 45 days after the closing of the Public Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the Company in the Public Offering, solely for the purpose of covering over-allotments. The Company will pay the placement agent an underwriting discount or spread of 7.0% of the public offering price. The placement agent will also be entitled to a non-accountable expense allowance equal to 1% of the public offering price. As additional compensation for the placement agent’s services, the Company shall issue to the placement agent or its designees at the closing underwriter’s warrants to purchase that number of shares of common stock equal to 5% of the aggregate number of shares sold in the Public Offering plus the number shares underlying any warrants sold in the Public Offering. The underwriter’s warrants will be exercisable at any time and from time to time, in whole or in part, during the four-year period commencing one year from the effective date of the Public Offering, at a price per share equal to 125.0% of the public offering price per share of common stock at the Public Offering. There is no assurance that the Company will be successful in its efforts to complete its proposed Private Placement or Public Offering.

Lease Commitments

The Company (a) leases warehouse and office facilities in China on a month-to-month basis, (b) paid rent to its vendors for storing its inventory for future sales to its customers, and (c) paid rent to business suites for maintaining its corporate office address in Nevada and California.

On September 14, 2015, the Company executed a six-month operating lease to rent its office space in California for a monthly rental of $3,916. The Company paid a security deposit of $10,832 upon the execution of the lease agreement and increased the security deposit by an additional $2,500 on May 11, 2016, for a total security deposit of $13,332 as of December 31, 2016.

On January 3, 2017, the Company executed a non-cancellable operating lease for its principal office with the lease commencing February 1, 2017 for a five year term. The Company paid a security deposit of $29,297 on January 3, 2017 upon execution of the lease. The lease required the Company to pay its proportionate share of direct costs estimated to be 22.54% of the total property, a fixed monthly direct cost of $6,201 for each month during the term of the lease, and monthly rental pursuant to the lease terms.

Future minimum lease commitments of the Company are as follows:

For the years ending December 31,	Amount
2018	$168,959
2019	174,872
2020	180,993
2021	187,327
2022	15,655
Total	$727,806

The Company recorded rent expense of $277,252 and $147,892 for the years ended December 31, 2017 and 2016, respectively.

Employment Agreements with Officers

On January 3, 2017, the Company entered into an employment agreement with its co-founder, President/Chief Executive Officer (“Officer”) for a five-year term. The Officer received a sign-on-bonus of $50,000 and is entitled to an annual base salary of $350,000 to increase by 10% each year commencing on January 1, 2018. The Officer was also granted a stock option to purchase 125,000 shares of the Company’s common stock at an exercise price of $10.00 per share.

On January 3, 2017, the Company entered into an employment agreement with its co-founder and Vice-President of Design and Development (“Vice-President”) for a five-year term. Under the terms of this agreement, the Vice-President received a “sign-on-bonus” of $35,000 and is entitled to an annual base salary of $250,000 beginning on December 1, 2016 to increase by 10% each year commencing on January 1, 2018.

On January 3, 2017, the Company entered into an employment agreement with its Chief Operating Officer and Secretary for a three-year term. Under the terms of this agreement, the Officer is entitled to an annual base salary of $180,000 beginning on January 1, 2017 to increase by 10% each year commencing on January 1, 2018.

On January 3, 2017, the Company entered into an employment agreement with its Chief Financial Officer for a three-year term. Under the terms of this agreement, the Officer is entitled to an annual base salary of $250,000 beginning on January 1, 2017 to increase by 10% each year commencing on January 1, 2018.

The employment agreements also entitles the Officers to receive, among other benefits, the following compensation: (i) eligibility to receive an annual cash bonus at the sole discretion of the Board and as determined by the Compensation Committee commensurate with the policies and practices applicable to other senior executive officers of the Company; (ii) an opportunity to participate in any stock option, performance share, performance unit or other equity based long-term incentive compensation plan commensurate with the terms and conditions applicable to other senior executive officers and (iii) participation in welfare benefit plans, practices, policies and programs provided by the Company (including, without limitation, medical, prescription, dental, disability, employee life, group life, accidental death and travel accident insurance plans and programs) to the extent available to the Company’s other senior executive officers.

Litigation Costs and Contingencies

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm business. Other than as set forth below, management is currently not aware of any such legal proceedings or claims that could have, individually or in the aggregate, a material adverse effect on our business, financial condition, or operating results.

On August 16, 2016, Edwin Minassian filed a complaint against the Company and Michael Panosian, our CEO, in the Superior Court of California, County of Los Angeles. The complaint alleges breach of oral contracts to pay Mr. Minassian for consulting and finder’s fees, and to hire him as an employee. The complaint further alleges, among other things, fraud and misrepresentation relating to the alleged tender of $100,000 to the Company in exchange for “a 2% stake in ToughBuilt” of which only $20,000 was delivered. The complaint seeks unspecified monetary damages, declaratory relief concerning the plaintiff’s contention that he has an unresolved 9% ownership stake in ToughBuilt and other relief according to proof.

While both the Company and Mr. Panosian believe the claims to be unfounded, there can be no assurance that they will prevail in the litigation. On November 14, 2017, Mr. Minassian served Notices of Entry of Default Judgments against the Company and Mr. Panosian in the amounts of $7,080 and $235,542, plus awarding Mr. Minassian a 7% ownership interest in the Company. On February 9, 2018, the Court granted the Company and Mr. Panosian relief from default and default judgments that had been entered as a result of the admitted negligence of their former attorney defending them in this action. On February 13, 2018, Mr. Minassian requested and obtained new defaults against the Company and Mr. Panosian. On March 23, 2018, the Court upheld the new defaults and, as a result, it is likely new default judgments will be entered against Toughbuilt and Mr. Panosian.

Management is unable to predict the ultimate outcome relating to the pending litigation. Once the new default judgments are entered, the Company intends to a new motion for relief from default judgment and, if that proves unsuccessful, then it will file an appeal with the appellate courts to again seek relief from the resulting Judgments. If the Judgments are ultimately upheld after all legal remedies have been exhausted, the Company’s financial position could be materially and adversely affected.

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received. If a loss is considered probable and the amount can be reasonable estimated, the Company recognizes an expense for the estimated loss.

Other Compliance Matters

As of December 31, 2017, the Company was delinquent in its payroll tax payments by $354,245. The Company has since made payments to the state taxing authorities related to state taxes due. With respect to federal payroll taxes, the Company is currently negotiating a payment plan with the Internal Revenue Service.